Supplementary Financial Statement Information (Trade Accounts Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Financial Statement Information [Abstract]
Trade accounts receivable	$ 2,623	$ 7,766
Less allowance for doubtful accounts	(178)	(91)
Trade accounts receivable, net	2,445	7,675
Provision for doubtful accounts	178	3,773	2,088
Accounts receivable charged off	$ 91	$ 3,741	$ 2,351